RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 1,185	$ 1,284	$ 2,440	$ 2,569
Interest expense on debt obligations	623	710	1,223	1,322
General and administrative expense	234	243	466	456
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	16	9	24	17
Management fee income	12	6	33	13
Interest expense on debt obligations	4	10	8	15
General and administrative expense	81	64	162	129
Construction costs	12	47	36	97
Return of capital distributions on Brookfield Asset Management’s interest in Canholdco	0	0	118	0
Distributions on Brookfield Assets management’s interest in Canholdco	29	0	57	0
Incentive fees	$ 4	$ 22	$ 36	$ 22